Significant Accounting Policies (Depreciation Rates and Estimated Useful Life) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Merchant Generation Nuclear
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	44 years
Nonutility Gas Gathering and Processing | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
LNG Facility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Minimum | Merchant Generation-Other
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Minimum | Nonutility Gas Gathering and Processing
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum | General and Other
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Maximum | Merchant Generation-Other
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Maximum | Nonutility Gas Gathering and Processing
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Maximum | General and Other
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	59 years
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.71%	2.94%	2.83%
Generation | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.71%	2.94%	2.83%
Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.54%	2.55%	2.47%
Transmission | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.52%	2.54%	2.36%
Transmission | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.66%	2.67%	2.68%
Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.97%	3.00%	3.02%
Distribution | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	3.31%	3.32%	3.32%
Distribution | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.41%	2.56%	2.42%
Storage
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.40%	2.48%	2.29%
Storage | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.42%	2.51%	2.26%
Gas Gathering and Processing
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.62%	2.21%	2.66%
Gas Gathering and Processing | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	3.19%	2.00%	2.56%
General and Other
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	4.56%	4.89%	4.12%
General and Other | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	4.52%	4.68%	3.49%
General and Other | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	3.90%	5.00%	6.37%